Notes to the Consolidated Statements of Financial Position - Schedule of Outstanding Financial Commitments (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Outstanding Financial Commitments Abstract
Short-term deposits	€ 14,108,478	€ 5,140,951
Cash at banks	4,267,501	7,626,992
Marketable Securities (current and non-current)	36,829,741	85,727,461
Other (non-current portion)	237,886	237,621
Other (current)	5,574,734	701,407
Total funds available	€ 61,018,339	€ 99,434,432